INVESTMENT PROPERTY (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Reconciliation of the Carrying Amount	Reconciliation of the carrying amount:
$
Balance as of January 1, 2024	-
Acquisitions (Note 8)	2,379,879
Exchange differences	91,110
Change in fair value	-
Balance as of June 30, 2025	2,470,989